Lease Intangibles, Net - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Capital Leased Assets [Line Items]
Amortization amount to rental revenue for capitalized leases	$ 0.7	$ 0.7	$ 1.3	$ 1.4
Expected amortization expense in 2013			16.3
Expected amortization expense in 2014			15.8
Expected amortization expense in 2015			14.7
Expected amortization expense in 2016			14.4
Expected amortization expense in 2017			13.9
Weighted-average remaining amortization period of lease intangibles			11 years 1 month 6 days
In-place Leases
Capital Leased Assets [Line Items]
Leases amortization expenses	$ 8.8	$ 8.9	$ 18.0	$ 18.1